Employee Incentive Compensation Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Annual Incentive Plan (AIP)
Schedule Of Employee Incentive Compensation Plans Disclosures [Line Items]
EICP Compensation expense (benefit)	$ 54.6	$ 54.0	$ 46.1
EICP Accrued liabilities	57.2	52.6
2005 Long-Term Incentive Plan (LTIP)
Schedule Of Employee Incentive Compensation Plans Disclosures [Line Items]
EICP Compensation expense (benefit)	(3.6)	(2.5)	10.6
EICP Accrued liabilities	0.1	14.9
ECIP Duration of performace prior to performance measurement	3 years
2005 Long-Term Incentive Plan (LTIP) | Accrued salaries, wages and employee benefits [Member]
Schedule Of Employee Incentive Compensation Plans Disclosures [Line Items]
EICP Accrued salaries, wages and employee benefits	11.3
2005 Long-Term Incentive Plan (LTIP) | Long-term employee related benefits
Schedule Of Employee Incentive Compensation Plans Disclosures [Line Items]
EICP Long-term employee related benefits	$ 0.1	$ 3.6